Note 11 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on May 31, 2018	28,072	8.30
Granted	25,090	10.14
Vested	(18,045)	(8.30)
Forfeited	-	-
Non-vested on December 31, 2018	35,117	9.61